Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Components Of Income Tax Provisions (Benefits)

	Year Ended December 31,
	2013	2012	2011

Reported in operating expenses:
Current:
US federal	$51	$23	$(55)
State	12	21	21
Deferred:
US federal	181	200	248
State	6	-	-
Amortization of investment tax credits	(3)	(4)	(5)
Total reported in operating expenses	247	240	209
Reported in other income and deductions:
Current:
US federal	(5)	(14)	9
State	-	-	1
Deferred federal	7	8	10
Total reported in other income and deductions	2	(6)	20
Total provision in lieu of income taxes	$249	$234	$229

Schedule Of Income Tax Reconciliation

	Year Ended December 31,
	2013	2012	2011

Income before provision in lieu of income taxes	$681	$583	$596
Provision in lieu of income taxes at the US federal statutory rate of 35%	$238	$204	$209
Amortization of investment tax credits – net of deferred tax effect	(3)	(4)	(5)
Amortization (under regulatory accounting) of statutory tax rate changes	(2)	(3)	(3)
Amortization of Medicare subsidy regulatory asset	14	14	-
Texas margin tax, net of federal tax benefit	15	14	14
Nondeductible losses (gains) on benefit plan investments	(3)	(2)	(1)
Other, including audit settlements	(10)	11	15
Reported provision in lieu of income taxes	$249	$234	$229
Effective rate	36.6%	40.1%	38.4%

Schedule Of Changes To Uncertain Tax Positions

	2013	2012	2011

Balance at January 1, excluding interest and penalties	$144	$126	$82
Additions based on tax positions related to prior years	-	18	44
Reductions based on tax positions related to prior years (a)	(66)	-	-
Reduction related to 1997-2002 IRS appeals settlement	(24)	-	-
Balance at December 31, excluding interest and penalties	$54	$144	$126

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(a)Includes IRS audit for the years 2003 through 2006.